June 25, 2008
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE	Principal Life Insurance Company
Variable Life Separate Account
Principal Variable Universal Life Income II
Registration Statement on Form N-6
File No. 333-146896
On behalf of Principal Life Insurance Company, Inc. we transmit herewith for filing with the Securities and Exchange Commission pursuant to Securities Act of 1933 (the “Act”) Pre-Effective Amendment No. 3 to the Account’s above-referenced registration statement on Form N-6 under the Act (File No. 333-146896) (the “Registration Statement”). Please call me at 515-248-3259 or Michael Roughton at 515-248-3842 if you have any questions or comments.
Sincerely,
 /s/ Sarah J. Pitts

Counsel
Principal Life Insurance Company
711 High Street, S-06-W84
Des Moines, IA 50392-0300
pitts.sarah@principal.com